Share capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital
Schedule of share capital

	Note	2024 Number of Shares	2024 Share Capital A$	2023 Number of Shares	2023 Share Capital A$	2022 Number of Shares	2022 Share A$
Balance at 1 July		1,276,248	47,930,486	20,528,803	45,038,037	18,598,414	35,505,073

Share issue, Nasdaq initial public offering		-	-	-	-	1,454,546	7,973,486
Issue on conversion of convertible notes		-	-	-	-	475,843	2,542,812
Reduction of ordinary shares due to Reverse Share Split		-	-	(19,497,565)	-	-	-
Share issue, At the Market Offering	(a)	105,937	769,936	245,010	3,295,822	-	-
Balance at 30 June		1,382,185	48,700,422	1,276,248	48,333,859	20,528,803	46,021,371

Share issue costs		-	(111,534)	-	(403,373)	-	(983,334)
Net share capital balance		1,382,185	48,588,888	1,276,248	47,930,486	20,528,803	45,038,037

(a)	On 18 May 2023, the Company entered into an At The Market Offering Agreement (“Sales Agreement”) with H.C. Wainwright & Co., LLC, relating to the sale of our ordinary shares. During the financial year ended 30 June 2024, the Company sold 105,937 ordinary shares for total gross proceeds of US$506,220 (equivalent to $769,936) under the Sales Agreement, pursuant to the prospectus supplement dated 21 July 2023 forming a part of the registration statement on Form F-3 (File No. 333-272066), as amended, filed with the Securities and Exchange Commission which became effective on 1 June 2023.